SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	May 30, 2012	Dec. 31, 2011
SHARE CAPITAL [Abstract]
Common stock, shares authorized	50,000,000		50,000,000
Common stock, shares, issued	24,437,000		24,425,699
Par value of shares	$ 0.01		$ 0.01
Common stock, value, authorized	$ 500		$ 500
Common stock, value, issued	$ 244		$ 244
Common shares issued in respect of RSUs		11,301